Liabilities related to associates and joint ventures (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 18,291	$ 13,481
Non current assets	68,234	66,671
Total assets	86,525	80,152
Current liabilities	15,870	13,090
Non current liabilities	36,305	32,534
Total liabilities	52,175	45,624
Net income (loss) for the year ended	1,983	5,975	$ 8,105
Samarco [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,028	659
Non current assets	5,758	2,924
Total assets	6,786	3,583
Current liabilities	2,543	4,026
Non current liabilities	20,228	17,603
Total liabilities	22,771	21,629
Negative reserves	(15,985)	(18,046)
Net income (loss) for the year ended	$ (4,622)	$ (7,371)